RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS
The Company qualifies as an “emerging growth company” (EGC) pursuant to the provisions of the JOBS Act. Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards, (the EGC extension). Accordingly, so long as the Company continues to qualify as an EGC, it will not have to adopt or comply with new accounting standards until compliance of such standard is required by a non-issuer.
In February 2013, the FASB issued guidance requiring new disclosures on items reclassified from AOCI. Companies will be required to disclose, in a single location, amounts reclassified from each component of AOCI based on its source and the statement of operations line items affected by the reclassification. The Company’s only component of AOCI is from foreign currency translation adjustments. To the extent there are such reclassifications, we plan to present such disclosure in a note to the consolidated financial statements. For public entities that do not qualify for the EGC extension, the new guidance is effective prospectively for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. For EGCs including the Company and non-public issuers, the guidance is effective prospectively for annual reporting periods beginning after December 15, 2013. The Company does not anticipate that this disclosure requirement will have a material impact on its consolidated financial statements.
In March 2013, the FASB issued guidance clarifying the accounting for the release of cumulative translation adjustment into net income when a parent either sells part or all of its investment in a foreign entity or no longer holds a controlling interest in a subsidiary or group of asset that is a nonprofit or a business within a foreign entity. For public entities that do not qualify for the EGC extension, the new guidance is effective prospectively for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2013. For EGCs including the Company and non-public issuers, the guidance is effective prospectively for the first annual period beginning after December 15, 2014, and interim and annual periods thereafter. Early adoption is permitted. The Company does not anticipate that this adoption will have a significant impact on its financial position, results of operations or cash flows.
In July 2013, the FASB issued guidance which permits an entity to designate the Federal Funds Rate (the interest rate at which depository institutions lend balances to each other overnight) as a benchmark interest rate for fair value and cash flow hedges. Prior to this guidance, only interest rates on direct treasury obligations of the U.S. Government and the LIBOR were considered benchmark interest rates in the U.S. This guidance is effective immediately, and can be applied prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 for all companies. The Company has not entered into any cash flow or fair value hedges and as a result does not expect this guidance to have a material impact on our financial condition, results of operations, or cash flows.
In July 2013, the FASB issued new guidance on the financial statement presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. For public entities that do not qualify for the EGC extension, the guidance was effective for fiscal years and interim periods within those years, beginning after December 15, 2013 and may be applied retrospectively. EGCs including the Company and non-public issuers will be required to comply with the guidance on a prospective basis in the first quarter of 2015. Early adoption is permitted. Although adoption of this new guidance may impact how such items are classified on the Company’s balance sheets, such change is not expected to be material. There will be no changes in the presentations of the Company’s other financial statements.